THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communications - 18.0%
Internet Media & Services - 18.0%
Alphabet, Inc. - Class A (a)	65,500	$ 7,030,770
Alphabet, Inc. - Class C (a)	72,180	7,811,319
Meta Platforms, Inc. - Class A (a)	62,000	14,899,840
		29,741,929
Consumer Discretionary - 6.0%
E-Commerce Discretionary - 6.0%
Amazon.com, Inc. (a)	94,500	9,965,025

Consumer Staples - 2.8%
Household Products - 1.3%
Church & Dwight Company, Inc.	22,000	2,136,640

Retail - Consumer Staples - 1.5%
Costco Wholesale Corporation	5,000	2,516,100

Financials - 2.0%
Institutional Financial Services - 2.0%
Intercontinental Exchange, Inc.	30,000	3,267,900

Health Care - 9.0%
Biotech & Pharma - 0.7%
AbbVie, Inc.	7,500	1,133,400

Health Care Facilities & Services - 1.2%
Charles River Laboratories International, Inc. (a)	10,000	1,901,200

Medical Equipment & Devices - 7.1%
Intuitive Surgical, Inc. (a)	27,000	8,132,940
Stryker Corporation	7,500	2,247,375
Thermo Fisher Scientific, Inc.	2,500	1,387,250
		11,767,565

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 5.2%
Commercial Support Services - 2.5%
Waste Management, Inc.	25,000	$ 4,151,250

Transportation & Logistics - 2.7%
Norfolk Southern Corporation	7,000	1,421,210
United Parcel Service, Inc. - Class B	16,500	2,966,865
		4,388,075
Materials - 1.5%
Chemicals - 1.5%
Ecolab, Inc.	15,000	2,517,600

Technology - 53.7%
Semiconductors - 8.0%
NVIDIA Corporation	20,000	5,549,800
QUALCOMM, Inc.	16,000	1,868,800
Texas Instruments, Inc.	35,000	5,852,000
		13,270,600
Software - 16.7%
Adobe, Inc. (a)	12,000	4,530,720
Autodesk, Inc. (a)	11,000	2,142,690
CrowdStrike Holdings, Inc. - Class A (a)	16,000	1,920,800
Intuit, Inc.	34,300	15,227,485
Microsoft Corporation	12,000	3,687,120
		27,508,815
Technology Hardware - 19.0%
Apple, Inc.	139,228	23,624,207
Cisco Systems, Inc.	30,000	1,417,500
Corning, Inc.	60,000	1,993,200
Motorola Solutions, Inc.	15,000	4,371,000
		31,405,907
Technology Services - 10.0%
Accenture plc - Class A	17,900	5,017,191
Automatic Data Processing, Inc.	7,000	1,540,000
Block, Inc. - Class A (a)	25,000	1,519,750
Paychex, Inc.	24,000	2,636,640
PayPal Holdings, Inc. (a)	45,000	3,420,000

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Technology - 53.7% (Continued)
Technology Services - 10.0% (Continued)
Visa, Inc. - Class A	10,000	$ 2,327,300
		16,460,881

Total Common Stocks (Cost $32,855,856)		$ 162,132,887

EXCHANGE-TRADED FUNDS - 1.6%	Shares	Value
Health Care - 1.6%
Biotech & Pharma - 1.6%
iShares Biotechnology ETF (Cost $2,083,074)	20,000	$ 2,610,200

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 4.69% (b) (Cost $416,146)	416,146	$ 416,146

Total Investments at Value - 100.1% (Cost $35,355,076)		$ 165,159,233

Liabilities in Excess of Other Assets - (0.1%)		(115,339)

Net Assets - 100.0%		$ 165,043,894

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2023.